Goodwill	12 Months Ended
Dec. 31, 2017
Goodwill, net
Goodwill
Goodwill

Changes in the carrying amount of goodwill consist of the following:

($ thousands)	North America Gaming and Interactive	North America Lottery	International	Italy	Total
Balance at December 31, 2015	2,626,282	1,217,155	1,535,083	1,451,979	6,830,499

Acquisitions	(402)	4,374	(64)	3,734	7,642
Foreign currency translation	—	—	(7,470)	(20,381)	(27,851)
Other	—	—	—	(278)	(278)
Balance at December 31, 2016	2,625,880	1,221,529	1,527,549	1,435,054	6,810,012

Impairment loss	(714,000)	—	—	—	(714,000)
Disposal	(473,000)	—	—	—	(473,000)
Acquisitions	—	—	14,890	7,303	22,193
Foreign currency translation	—	—	6,786	70,949	77,735
Other	987	60	156	(328)	875
Balance at December 31, 2017	1,439,867	1,221,589	1,549,381	1,512,978	5,723,815

Balance at December 31, 2016
Cost	2,625,880	1,225,622	1,639,282	1,436,635	6,927,419
Accumulated impairment loss	—	(4,093)	(111,733)	(1,581)	(117,407)
	2,625,880	1,221,529	1,527,549	1,435,054	6,810,012

Balance at December 31, 2017
Cost	2,153,867	1,225,682	1,674,381	1,514,777	6,568,707
Accumulated impairment loss	(714,000)	(4,093)	(125,000)	(1,799)	(844,892)
	1,439,867	1,221,589	1,549,381	1,512,978	5,723,815

 The Company assesses its reporting units annually and has four reporting units (which are equivalent to its segments) at December 31, 2017 as follows:

•	North America Gaming and Interactive;

•	North America Lottery;

•	International; and

•	Italy.

Impairment Loss

The Company performed an interim goodwill impairment test at September 30, 2017 for the North America Gaming and Interactive reporting unit that resulted in a $714.0 million non-cash goodwill impairment loss with no income tax benefit to reduce the carrying amount of the North America Gaming and Interactive reporting unit to fair value. The impairment loss had no impact on the Company's operations, cash flows, ability to service debt, compliance with financial covenants, or underlying liquidity.